Insurance business (Tables)	12 Months Ended
Dec. 31, 2024
Insurance Contracts [Abstract]
Insurance revenue and expenses results

Insurance service result
	Year ended 31 Dec 2024			Year ended 31 Dec 2023
	Life direct participating and investment DPF contracts[1]	Life other contracts[2]	Total	Life direct participating and investment DPF contracts[1]	Life other contracts[2]	Total
	$m	$m	$m	$m	$m	$m
Insurance revenue
Amounts relating to changes in liabilities for remaining coverage	1,890	566	2,456	1,626	470	2,096
– Contractual service margin recognised for services provided	1,143	188	1,331	975	151	1,126
– Change in risk adjustment for non-financial risk for risk expired	46	20	66	21	15	36
– Expected incurred claims and other insurance service expenses	698	358	1,056	594	304	898
– Other	3	—	3	36	—	36
Recovery of insurance acquisition cash flows	195	101	296	109	54	163
Total insurance revenue	2,085	667	2,752	1,735	524	2,259
Insurance service expenses
Incurred claims and other insurance service expenses	(616)	(428)	(1,044)	(615)	(292)	(907)
Losses and reversal of losses on onerous contracts	(50)	(73)	(123)	(32)	(77)	(109)
Amortisation of insurance acquisition cash flows	(195)	(101)	(296)	(109)	(54)	(163)
Adjustments to liabilities for incurred claims	(6)	27	21	(1)	(1)	(2)
Total insurance service expenses	(867)	(575)	(1,442)	(757)	(424)	(1,181)
Total insurance service result	1,218	92	1,310	978	100	1,078
1‘Life direct participating and investment DPF contracts’ are substantially measured under the variable fee approach measurement model.
2‘Life other contracts’ are measured under the general measurement model.

Net investment return

Net investment return
	Year ended 31 Dec 2024			Year ended 31 Dec 2023
	Life direct participating and investment DPF contracts	Life other contracts	Total	Life direct participating and investment DPF contracts	Life other contracts	Total
	$m	$m	$m	$m	$m	$m
Investment return
Amounts recognised in profit or loss[1]	5,644	273	5,917	7,663	214	7,877
Amounts recognised in OCI[2]	185	—	185	493	—	493
Total investment return (memorandum)	5,829	273	6,102	8,156	214	8,370
Net finance expense
Changes in fair value of underlying items of direct participating contracts	(5,805)	—	(5,805)	(7,995)	—	(7,995)
Effect of risk mitigation option	44	—	44	(35)	—	(35)
Interest accreted	—	(110)	(110)	—	(127)	(127)
Effect of changes in interest rates and other financial assumptions	—	(298)	(298)	(12)	(121)	(133)
Effect of measuring changes in estimates at current rates and adjusting the CSM at rates on initial recognition	—	—	—	—	(10)	(10)
Total net finance expense from insurance contracts	(5,761)	(408)	(6,169)	(8,042)	(258)	(8,300)
Represented by:
Amounts recognised in profit or loss	(5,570)	(408)	(5,978)	(7,551)	(258)	(7,809)
Amounts recognised in OCI	(191)	—	(191)	(491)	—	(491)
Total net investment return	68	(135)	(67)	114	(44)	70
Represented by:
Amounts recognised in profit or loss	74	(135)	(61)	112	(44)	68
Amounts recognised in OCI	(6)	—	(6)	2	—	2
1Total Group ‘Net income/(expense) from assets and liabilities of insurance business, including related derivatives, measured at fair value through profit or loss’ of
$5,901m gain (2023: $7,886m gain) includes returns on assets and liabilities supporting insurance policies of $5,685m (2023: $7,627m loss) and on shareholder assets of $216m (2023: $259m gain). Investment returns of $5,917m (2023: $7,877m gain) include gains of $5,685m (2023: $7,627m gain) on underlying assets supporting insurance liabilities reported in ‘Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss’, $235m gains (2023: $257m gain) reported in ‘Net interest income’ and $3m loss (2023: $7m loss) reported in ‘Other operating income’.
2‘Amounts recognised in OCI’ insurance investment income comprises of fair value gains of $185m (2023: $497m gain) and expected credit (recoveries)/losses of nil (2023: $4m loss). The Group statement of comprehensive income statement ‘Debt instruments at fair value through other comprehensive income – fair value gains/(losses)’ gain of $41m (2023: $2,381m gain) includes insurance investment income recognised in OCI of $185m gain (2023: $497m gain) and ‘Debt instruments at fair value through other comprehensive income - expected credit (recoveries)/losses recognised in the income statement’ recovery of $6m (2023:
$59m loss) includes insurance expected credit (recoveries)/losses recognised in OCI of nil (2023: $4m loss).
Equity instruments measured at fair value through other comprehensive income

Reconciliation of amounts included in other comprehensive income for financial assets measured at fair value through other comprehensive income – assets supporting contracts measured under the modified retrospective approach

	2024	2023
	$m	$m
Balance at 1 Jan	(670)	(973)
Net change in fair value	(153)	451
Net amount reclassified to profit or loss	3	(6)
Related income tax	39	(115)
Foreign exchange and other	45	(27)
Balance at 31 Dec	(736)	(670)

Equity instruments measured at fair value through other comprehensive income
	Fair value	Dividends recognised
Type of equity instruments	$m	$m
Investments required by central institutions	620	29
Business facilitation	886	29
Others	63	2
At 31 Dec 2024	1,569	60

Investments required by central institutions	609	27
Business facilitation	793	35
Others	45	2
At 31 Dec 2023	1,447	64

Movements in carrying amounts of insurance contracts – analysis by remaining coverage and incurred claims

Movements in carrying amounts of insurance contracts – analysis by remaining coverage and incurred claims
	Year ended 31 Dec 2024
	Life direct participating and investment DPF contracts				Life other contracts
	Liabilities for remaining coverage:				Liabilities for remaining coverage:
	Excluding loss component	Loss component	Incurred claims	Total	Excluding loss component	Loss component	Incurred claims	Total	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Opening assets	(15)	1	1	(13)	(279)	(16)	56	(239)	(252)
Opening liabilities	116,546	121	370	117,037	3,400	191	223	3,814	120,851
Net opening balance at 1 Jan 2024	116,531	122	371	117,024	3,121	175	279	3,575	120,599
Changes in the consolidated income statement and statement of comprehensive income
Insurance revenue
Contracts under the fair value approach[1]	(715)	—	—	(715)	(217)	—	—	(217)	(932)
Contracts under the modified retrospective approach	(141)	—	—	(141)	(18)	—	—	(18)	(159)
Other contracts[2]	(1,229)	—	—	(1,229)	(432)	—	—	(432)	(1,661)
Total insurance revenue	(2,085)	—	—	(2,085)	(667)	—	—	(667)	(2,752)
Insurance service expenses
Incurred claims and other insurance service expenses	—	(7)	623	616	—	(49)	477	428	1,044
Amortisation of insurance acquisition cash flows	195	—	—	195	101	—	—	101	296
Losses and reversal of losses on onerous contracts	—	50	—	50	—	73	—	73	123
Adjustments to liabilities for incurred claims	—	—	6	6	—	—	(27)	(27)	(21)
Total insurance service expenses	195	43	629	867	101	24	450	575	1,442
Investment components	(8,284)	—	8,284	—	(1,058)	—	1,058	—	—
Insurance service result	(10,174)	43	8,913	(1,218)	(1,624)	24	1,508	(92)	(1,310)
Net finance expense from insurance contracts[3]	5,720	41	—	5,761	405	3	—	408	6,169
Other movements recognised in the statement of profit or loss	—	—	—	—	—	—	—	—	—
Effect of movements in exchange rates	(1,162)	(5)	(9)	(1,176)	(76)	1	(24)	(99)	(1,275)
Total changes in the consolidated income statement and statement of comprehensive income	(5,616)	79	8,904	3,367	(1,295)	28	1,484	217	3,584
Cash flows
Premiums received	16,442	—	—	16,442	1,950	—	—	1,950	18,392
Claims, other insurance service expenses paid and other cash flows	2	—	(9,020)	(9,018)	2	—	(1,508)	(1,506)	(10,524)
Insurance acquisition cash flows	(835)	—	—	(835)	(260)	—	—	(260)	(1,095)
Total cash flows	15,609	—	(9,020)	6,589	1,692	—	(1,508)	184	6,773
Other movements[4]	(23,495)	(54)	(31)	(23,580)	53	8	60	121	(23,459)
Net closing balance at 31 Dec 2024	103,029	147	224	103,400	3,571	211	315	4,097	107,497
Closing assets	(16)	1	1	(14)	(177)	(13)	72	(118)	(132)
Closing liabilities	103,045	146	223	103,414	3,748	224	243	4,215	107,629
Net closing balance at 31 Dec 2024	103,029	147	224	103,400	3,571	211	315	4,097	107,497

Movements in carrying amounts of insurance contracts – analysis by remaining coverage and incurred claims (continued)
	Year ended 31 Dec 2023
	Life direct participating and investment DPF contracts				Life other contracts
	Liabilities for remaining coverage:				Liabilities for remaining coverage:
	Excluding loss component	Loss component	Incurred claims	Total	Excluding loss component	Loss component	Incurred claims	Total	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Opening assets	(5)	—	—	(5)	(187)	21	35	(131)	(136)
Opening liabilities	104,676	114	355	105,145	3,359	109	203	3,671	108,816
Net opening balance at 1 Jan 2023	104,671	114	355	105,140	3,172	130	238	3,540	108,680
Changes in the consolidated income statement and statement of comprehensive income
Insurance revenue
Contracts under the fair value approach[1]	(508)	—	—	(508)	(196)	—	—	(196)	(704)
Contracts under the modified retrospective approach	(148)	—	—	(148)	(22)	—	—	(22)	(170)
Other contracts[2]	(1,079)	—	—	(1,079)	(306)	—	—	(306)	(1,385)
Total insurance revenue	(1,735)	—	—	(1,735)	(524)	—	—	(524)	(2,259)
Insurance service expenses
Incurred claims and other insurance service expenses	—	(6)	621	615	—	(24)	316	292	907
Amortisation of insurance acquisition cash flows	109	—	—	109	54	—	—	54	163
Losses and reversal of losses on onerous contracts	—	32	—	32	—	77	—	77	109
Adjustments to liabilities for incurred claims	—	—	1	1	—	—	1	1	2
Total insurance service expenses	109	26	622	757	54	53	317	424	1,181
Investment components	(8,104)	—	8,104	—	(818)	—	818	—	—
Insurance service result	(9,730)	26	8,726	(978)	(1,288)	53	1,135	(100)	(1,078)
Net finance expense from insurance contracts[3]	8,042	—	—	8,042	254	3	1	258	8,300
Other movements recognised in the statement of profit or loss	513	(5)	(214)	294	(8)	4	(13)	(17)	277
Effect of movements in exchange rates	942	1	6	949	25	(2)	8	31	980
Total changes in the consolidated income statement and statement of comprehensive income	(233)	22	8,518	8,307	(1,017)	58	1,131	172	8,479
Cash flows
Premiums received	12,616	—	—	12,616	1,256	—	—	1,256	13,872
Claims, other insurance service expenses paid and other cash flows	(15)	—	(8,502)	(8,517)	1	—	(1,112)	(1,111)	(9,628)
Insurance acquisition cash flows	(522)	—	—	(522)	(282)	—	—	(282)	(804)
Total cash flows	12,079	—	(8,502)	3,577	975	—	(1,112)	(137)	3,440
Acquisition of subsidiaries and other movements	14	(14)	—	—	(9)	(13)	22	—	—
Net closing balance at 31 Dec 2023	116,531	122	371	117,024	3,121	175	279	3,575	120,599
Closing assets	(15)	1	1	(13)	(279)	(16)	56	(239)	(252)
Closing liabilities	116,546	121	370	117,037	3,400	191	223	3,814	120,851
Net closing balance at 31 Dec 2023	116,531	122	371	117,024	3,121	175	279	3,575	120,599
1On transition to IFRS 17 the Group applied the full retrospective approach to new business written from 2018 at the earliest. Where applying the full retrospective approach was impracticable, the Group primarily applied the fair value approach.
2‘Other contracts’ are those contracts measured by applying IFRS 17 from inception of the contracts. These include contracts measured under the full retrospective approach at transition and contracts incepted after transition.
3‘Net finance expense from insurance contracts’ expense of $6,169m (2023: $8,300m expense) comprises expense of $5,978m (2023: $7,809m expense)
recognised in the income statement and expense of $191m (2023: $491m expense) recognised in other comprehensive income.
4The ‘Other movements‘ reduction of $23,459m in insurance contracts includes $21,811m in respect of our French insurance business, classified as held for sale at 31 December 2024. Further details are provided on page 434.

Movements in carrying amounts of insurance contracts - analysis by measurement component

Movements in carrying amounts of insurance contracts – analysis by measurement component
	Year ended 31 Dec 2024
	Life direct participating and investment DPF contracts					Life other contracts
	Estimates of present value of future cash flows and risk adjustment	Contractual service margin				Estimates of present value of future cash flows and risk adjustment	Contractual service margin
		Contracts under the fair value approach [1]	Contracts under the modified retros- pective approach	Other contracts [2]	Total		Contracts under the fair value approach[1]	Contracts under the modified retros- pective approach	Other contracts [2]	Total	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Opening assets	(30)	3	—	14	(13)	(339)	36	—	64	(239)	(252)
Opening liabilities	106,440	4,679	715	5,203	117,037	3,113	361	19	321	3,814	120,851
Net opening balance at 1 Jan 2024	106,410	4,682	715	5,217	117,024	2,774	397	19	385	3,575	120,599
Changes in the consolidated income statement and statement of comprehensive income
Changes that relate to current services
Contractual service margin recognised for services provided	—	(488)	(59)	(596)	(1,143)	—	(77)	(6)	(105)	(188)	(1,331)
Change in risk adjustment for non-financial risk expired	(46)	—	—	—	(46)	(20)	—	—	—	(20)	(66)
Experience adjustments	(82)	—	—	—	(82)	70	—	—	—	70	(12)
Other movements recognised in insurance service result	—	52	—	(55)	(3)	—	—	—	—	—	(3)
Changes that relate to future services
Contracts initially recognised in the year	(2,384)	—	—	2,400	16	(201)	—	—	220	19	35
Changes in estimates that adjust the contractual service margin[3]	(914)	229	(6)	691	—	(7)	30	7	(30)	—	—
Changes in estimates that result in losses and reversal of losses on onerous contracts	34	—	—	—	34	54	—	—	—	54	88
Changes that relate to past services
Adjustments to liabilities for incurred claims	6	—	—	—	6	(27)	—	—	—	(27)	(21)
Insurance service result	(3,386)	(207)	(65)	2,440	(1,218)	(131)	(47)	1	85	(92)	(1,310)
Net finance expense from insurance contracts[4]	5,761	—	—	—	5,761	380	12	—	16	408	6,169
Other movements recognised in the statement of profit or loss	—	—	—	—	—	—	—	—	—	—	—
Effect of movements in exchange rates	(1,167)	51	(24)	(36)	(1,176)	(50)	(11)	—	(38)	(99)	(1,275)
Total changes in the consolidated income statement and statement of comprehensive income	1,208	(156)	(89)	2,404	3,367	199	(46)	1	63	217	3,584
Cash flows
Premiums received	16,442	—	—	—	16,442	1,950	—	—	—	1,950	18,392
Claims, other insurance service expenses paid and other cash flows	(9,018)	—	—	—	(9,018)	(1,506)	—	—	—	(1,506)	(10,524)
Insurance acquisition cash flows	(835)	—	—	—	(835)	(260)	—	—	—	(260)	(1,095)
Total cash flows	6,589	—	—	—	6,589	184	—	—	—	184	6,773
Other movements[5]	(22,736)	(23)	(626)	(195)	(23,580)	153	2	(20)	(14)	121	(23,459)
Net closing balance at 31 Dec 2024	91,471	4,503	—	7,426	103,400	3,310	353	—	434	4,097	107,497
Closing assets	(27)	3	—	10	(14)	(359)	73	—	168	(118)	(132)
Closing liabilities	91,498	4,500	—	7,416	103,414	3,669	280	—	266	4,215	107,629
Net closing balance at 31 Dec 2024	91,471	4,503	—	7,426	103,400	3,310	353	—	434	4,097	107,497

Movements in carrying amounts of insurance contracts – analysis by measurement component (continued)
	Year ended 31 Dec 2023
	Life direct participating and investment DPF contracts					Life other contracts
	Estimates of present value of future cash flows and risk adjustment	Contractual service margin				Estimates of present value of future cash flows and risk adjustment	Contractual service margin
		Contracts under the fair value approach[1]	Contracts under the modified retros- pective approach	Other contracts [2]	Total		Contracts under the fair value approach [1]	Contracts under the modified retros- pective approach	Other contracts [2]	Total	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Opening assets	(18)	3	—	10	(5)	(308)	86	—	91	(131)	(136)
Opening liabilities	96,174	4,364	792	3,815	105,145	3,162	325	18	166	3,671	108,816
Net opening balance at 1 Jan 2023	96,156	4,367	792	3,825	105,140	2,854	411	18	257	3,540	108,680
Changes in the consolidated income statement and statement of comprehensive income
Changes that relate to current services
Contractual service margin recognised for services provided	—	(188)	(70)	(717)	(975)	—	(69)	(6)	(76)	(151)	(1,126)
Change in risk adjustment for non-financial risk expired	(21)	—	—	—	(21)	(15)	—	—	—	(15)	(36)
Experience adjustments	21	—	—	—	21	(12)	—	—	—	(12)	9
Other movements recognised in insurance service result	(36)	—	—	—	(36)	—	—	—	—	—	(36)
Changes that relate to future services
Contracts initially recognised in the year	(1,606)	—	—	1,619	13	(176)	—	—	207	31	44
Changes in estimates that adjust contractual service margin[3]	(771)	368	(33)	436	—	21	26	6	(53)	—	—
Changes in estimates that result in losses and reversal of losses on onerous contracts	19	—	—	—	19	46	—	—	—	46	65
Changes that relate to past services
Adjustments to liabilities for incurred claims	1	—	—	—	1	1	—	—	—	1	2
Insurance service result	(2,393)	180	(103)	1,338	(978)	(135)	(43)	—	78	(100)	(1,078)
Net finance expense from insurance contracts[4]	8,042	—	—	—	8,042	235	11	—	12	258	8,300
Other movements recognised in the statement of profit or loss	145	133	(1)	17	294	(43)	6	—	20	(17)	277
Effect of movements in exchange rates	883	2	27	37	949	—	12	1	18	31	980
Total changes in the consolidated income statement and statement of comprehensive income	6,677	315	(77)	1,392	8,307	57	(14)	1	128	172	8,479
Cash flows
Premiums received	12,616	—	—	—	12,616	1,256	—	—	—	1,256	13,872
Claims, other insurance service expenses paid and other cash flows	(8,517)	—	—	—	(8,517)	(1,111)	—	—	—	(1,111)	(9,628)
Insurance acquisition cash flows	(522)	—	—	—	(522)	(282)	—	—	—	(282)	(804)
Total cash flows	3,577	—	—	—	3,577	(137)	—	—	—	(137)	3,440
Other movements	—	—	—	—	—	—	—	—	—	—	—
Net closing balance at 31 Dec 2023	106,410	4,682	715	5,217	117,024	2,774	397	19	385	3,575	120,599
Closing assets	(30)	3	—	14	(13)	(339)	36	—	64	(239)	(252)
Closing liabilities	106,440	4,679	715	5,203	117,037	3,113	361	19	321	3,814	120,851
Net closing balance at 31 Dec 2023	106,410	4,682	715	5,217	117,024	2,774	397	19	385	3,575	120,599
1On transition to IFRS 17 the Group applied the full retrospective approach to new business written from 2018 at the earliest. Where applying the full retrospective approach was impracticable, the Group primarily applied the fair value approach.
2‘Other contracts' are those contracts measured by applying IFRS 17 from inception of the contracts. These include contracts measured under the full retrospective approach at transition and contracts incepted after transition.
3‘Changes in estimates that adjust contractual service margin’ increase of $921m (2023: $750m increase) includes an increase of $651m (2023: $233m increase)
from economic factors and an increase of $270m (2023: $517m increase) from non-economic factors.
4‘Net finance expense from insurance contracts’ expense of $6,169m (2023: $8,300m expense) comprises expense of $5,978m (2023: $7,809m expense)
recognised in the income statement and expense of $191m (2023: $491m expense) recognised in other comprehensive income.
5‘Other movements‘ $23,459m reduction in insurance contracts includes $21,811m in respect of the classification of the France insurance business to held for sale at 31 December 2024. Further details are provided on page 434.

Effect of contracts initially recognised in the year

Effect of contracts initially recognised in the year
	Year ended 31 Dec 2024			Year ended 31 Dec 2023
	Profitable contracts issued	Onerous contracts issued	Total	Profitable contracts issued	Onerous contracts issued	Total
	$m	$m	$m	$m	$m	$m
Life direct participating and investment DPF contracts
Estimates of present value of cash outflows	16,878	495	17,373	12,418	215	12,633
– insurance acquisition cash flows	805	38	843	602	21	623
– claims and other insurance service expenses payable	16,073	457	16,530	11,816	194	12,010
Estimates of present value of cash inflows	(19,326)	(481)	(19,807)	(14,074)	(204)	(14,278)
Risk adjustment for non-financial risk	48	2	50	37	2	39
Contractual service margin	2,400	—	2,400	1,619	—	1,619
(Losses) recognised on initial recognition	—	(16)	(16)	—	(13)	(13)
Life other contracts
Estimates of present value of cash outflows	1,484	476	1,960	1,116	464	1,580
– insurance acquisition cash flows	125	65	190	106	50	156
– claims and other insurance service expenses payable	1,359	411	1,770	1,010	414	1,424
Estimates of present value of cash inflows	(1,731)	(460)	(2,191)	(1,350)	(438)	(1,788)
Risk adjustment for non-financial risk	27	3	30	27	5	32
Contractual service margin	220	—	220	207	—	207
(Losses) recognised on initial recognition	—	(19)	(19)	—	(31)	(31)

Present value of expected future cash flows of insurance contract liabilities and contractual service margin

Present value of expected future cash flows of insurance contract liabilities and contractual service margin
	Less than 1 year	1–2 years	2–3 years	3–4 years	4–5 years	5–10 years	10–20 years	Over 20 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
2024
Insurance liability future cash flows[1]
Life direct participating and investment DPF contracts	(3,526)	(455)	2,464	2,968	3,219	11,332	22,005	53,120	91,127
Life other contracts	971	(96)	(101)	(53)	7	63	279	2,529	3,599
Insurance liability future cash flows at 31 Dec	(2,555)	(551)	2,363	2,915	3,226	11,395	22,284	55,649	94,726
Remaining contractual service margin[1]
Life direct participating and investment DPF contracts	1,052	961	880	810	746	2,892	2,954	1,634	11,929
Life other contracts	128	104	85	69	53	159	127	62	787
Remaining contractual service margin at 31 Dec	1,180	1,065	965	879	799	3,051	3,081	1,696	12,716
2023
Insurance liability future cash flows
Life direct participating and investment DPF contracts	(2,620)	(545)	2,321	2,419	3,344	11,695	23,351	65,897	105,862
Life other contracts	1,276	362	(347)	4	(45)	36	102	1,628	3,016
Insurance liability future cash flows at 31 Dec	(1,344)	(183)	1,974	2,423	3,299	11,731	23,453	67,525	108,878
Remaining contractual service margin
Life direct participating and investment DPF contracts	917	848	783	722	666	2,597	2,653	1,428	10,614
Life other contracts	172	113	84	74	61	141	115	41	801
Remaining contractual service margin at 31 Dec	1,089	961	867	796	727	2,738	2,768	1,469	11,415
1  ‘Insurance liability future cash flows’ and ‘Remaining contractual service margin’ at 31 December 2024 exclude the French insurance business that was classified as held for sale at 31 December 2024. Further details are provided on page 434.

Discount rates	The blended average of discount rates used within our most material manufacturing entities are as follows:

	HSBC Life (International) Ltd		Hang Seng Insurance Co Ltd		HSBC Assurances Vie (France)
	HK$	US$	HK$	US$	€
At 31 Dec 2024
10-year discount rate (%)	4.32	5.16	4.43	5.25	2.97
20-year discount rate (%)	4.42	5.51	4.53	5.60	2.95
At 31 Dec 2023
10-year discount rate (%)	4.02	4.47	4.16	4.62	2.96
20-year discount rate (%)	4.21	4.91	4.34	5.06	2.97